Subsequent Events (Details Textual)	Nov. 14, 2015 USD ($)	Nov. 14, 2015 CNY (¥)	Dec. 31, 2015 $ / shares
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share			$ 0.20
Hong Kong subsidiary [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred, Total	$ 195,312,500	¥ 1,250,000,000